Interests in associates - Summarized balance sheets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interests in associates
Current assets	€ 8,701,411	€ 8,203,455
Non-current assets	25,228,397	27,550,659
Current liabilities	6,111,590	6,467,314
Non-current liabilities	12,991,683	13,837,621
Vifor Fresenius Medical Care Renal Pharma Ltd.
Interests in associates
Current assets	465,450	892,910
Non-current assets	627,391	566,640
Current liabilities	166,262	230,222
Non-current liabilities	33,074	28,803
Net assets	€ 893,505	€ 1,200,525	€ 1,086,109